Document and Entity Information	Apr. 18, 2019
Document And Entity Information
Document Type	497
Document Period End Date	Oct. 31, 2018
Entity Registrant Name	FINANCIAL INVESTORS TRUST
Entity Central Index Key	0000915802
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 18, 2019
Document Effective Date	Apr. 18, 2019
Prospectus Date	Feb. 28, 2019